Interest expense and finance costs (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest expense and finance costs [Abstract]
Interest incurred	$ 7,138,451	$ 5,063,418	$ 3,248,789
Capitalized interest	(3,936,843)	(2,372,199)	(537,322)
Amortization of deferred finance charges	917,675	772,787	254,547
Interest expense and finance costs	$ 4,119,283	$ 3,464,006	$ 2,966,014